SGI | SECURITY GLOBAL
                                 | INVESTORS(SM)


May 4, 2010


Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549


Subj: SECURITY INCOME FUND - File Nos.: 811-2120 and 2-38414


Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information do not differ from that contained in Security Income Fund's Post-Effective Amendment No. 93. The Post-Effective Amendment was filed electronically on April 30, 2010.

Please call me at 785-438-3321 with any questions or comments regarding this letter, or if I may assist you in any way.

Sincerely,

/s/ CHRISTOPHER SWICKARD

Christopher D. Swickard
Assistant Secretary
Security Income Fund




Security Global Investors(SM) is the investment advisory arm of Security Benefit Corporation (Security Benefit). Security Global Investors consists of Security Global Investors, LLC, Security Investors, LLC and Rydex Investments. Rydex investments is the primary business name for PADCO Advisors, Inc. and PADCO Advisors II, Inc. Security Global Investors and Rydex Investments are affiliates and are both subsidiaries of Security Benefit.

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